Warrant Liabilities (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 15, 2023	Jun. 30, 2026	Dec. 31, 2025
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price description		$ 1,150,000.00	$ 1,150,000.00
Warrants exercisable, description		Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants	Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants ■in whole and not in part; ■at a price of $1,000.00 per Warrant; ■upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”); and ■if, and only if, the closing price per share of Class A Common Stock equals or exceeds $1,800,000.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a Public Warrant as described under the heading “—Warrants—Public Stockholder Warrants—Anti-dilution Adjustments” in the Resale Registration Statement) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.
Contractual term			60 days
Gem Agreement [Member] | Gem Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Class of warrant or right strike price	$ 3,660.00
Warrants excess, percentage	9.99%
Change in value of warrants	$ 15,000
Reverse Stock Split [Member] | Gem Agreement [Member] | Gem Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price	$ 651,200.00
Warrants purchased	8
Public Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants outstanding			115
Warrants exercise price			$ 1,150,000.00
Redemption trigger price			1,800,000.00
Public Warrants [Member] | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds 8.00 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price			1,000.00
Redemption trigger price			$ 1,800,000.00
Public Warrants [Member] | Common Class A [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercisable		0	0
Fractional shares issued upon exercise of common stock		0	0
Public Warrants [Member] | Reverse Stock Split [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants outstanding		115
Warrants exercise price		$ 1,150,000.00
Redemption trigger price		1,800,000.00
Public Warrants [Member] | Reverse Stock Split [Member] | Redemption of Warrants When Price Per Share of Class Common Stock Equals or Exceeds 8.00 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price		1,000,000.00
Redemption trigger price		$ 1,800,000.00